Other Results - Summary of Other Results (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Results [Line Items]
Interest Income from Financial Instruments	$ 2,556	$ 443	$ 217
Fair value gains of financial assets at FVPL	(16)	9	56
Other finance income		50	6
Finance income	2,540	502	279
Interest charges for lease liabilities	(142)	(20)	(30)
Other finance expense	(402)	(47)
Finance costs	(544)	(67)	(30)
Inflation adjustment	(334)	38	10
Other results	$ 1,662	$ 473	$ 259